Restructuring Charges - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 25, 2017	[1]	Mar. 26, 2016	[1]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 688	$ 682		$ 549
Accounts Payable [Member]
Restructuring Cost and Reserve [Line Items]
Accounts payable related to restructuring charges	$ 500

[1]	Retrospectively revised (see note 18)